Summary of significant accounting policies - Nuclear decommissioning funds (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Nuclear decommissioning funds
Additional contribution to external trust funds	$ 2,643
Additional amount collected for nuclear decommissioning	$ 8,350	$ 9,750
Percentage of decommissioning fund classified as equity	69.00%	71.00%
Percentage of decommissioning funds classified as fixed income securities	31.00%	29.00%
External and Internal Trust Funds:
Purchases	$ 204,500	$ 675,153	$ 578,610
Fair Value	$ 540,716	659,910
Average annualized rate of return over the past ten years	5.90%
Average annualized rate of return since inception	5.80%
External Trust Funds
External and Internal Trust Funds:
Cost		427,476	409,214
Cost		(427,476)	(409,214)
Purchases	$ 204,500	675,153
Net Proceeds	(209,963)	(656,891)
Unrealized Gain(Loss)	118,703	232,434
Fair Value	540,716	659,910
Net realized gains or losses, interest income and dividends, contributions and fees	5,463	18,261
Internal Funds
External and Internal Trust Funds:
Cost		115,770	101,114
Cost		(115,770)	(101,114)
Purchases	76,207	204,150
Net Proceeds	(69,823)	(189,494)
Unrealized Gain(Loss)	16,254	44,916
Fair Value	138,408	160,686
Net realized gains or losses, interest income and dividends, contributions and fees	6,384	14,656
Equity | External Trust Funds
External and Internal Trust Funds:
Cost		223,336	212,387
Cost		(223,336)	(212,387)
Purchases	9,255	50,309
Net Proceeds	(3,655)	(39,360)
Unrealized Gain(Loss)	131,572	230,710
Fair Value	360,508	454,046
Equity | Internal Funds
External and Internal Trust Funds:
Cost		68,914	50,647
Cost		(68,914)	(50,647)
Net Proceeds	10,005	18,267
Unrealized Gain(Loss)	18,995	44,735
Fair Value	97,914	113,649
Debt | External Trust Funds
External and Internal Trust Funds:
Cost		204,935	196,810
Cost		(204,935)	(196,810)
Purchases	191,958	583,003
Net Proceeds	(203,907)	(574,878)
Unrealized Gain(Loss)	(12,869)	1,724
Fair Value	180,117	206,659
Debt | Internal Funds
External and Internal Trust Funds:
Cost		46,856	50,467
Cost		(46,856)	(50,467)
Purchases	76,207	204,150
Net Proceeds	(79,828)	(207,761)
Unrealized Gain(Loss)	(2,741)	181
Fair Value	40,494	47,037
Other | External Trust Funds
External and Internal Trust Funds:
Cost		795	17
Cost		(795)	$ (17)
Purchases	3,287	41,841
Net Proceeds	(2,401)	(42,653)
Fair Value	$ 91	$ (795)